Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Reach Media Group Holdings, Inc. (USD $)	Sep. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Apr. 08, 2013 Reach Media Group Holdings, Inc. [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Purchase Price Allocation - Reach Media Group Holdings, Inc. [Line Items]
Tangible Assets						$ 6,444,019
Intangible Assets						18,475,000
Goodwill	31,028,723	10,972,547	10,969,148	10,876,018	10,797,649	9,826,403
Liabilities						(7,229,412)
Total Purchase Price						$ 27,516,010